Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.31%)
COMMUNICATION SERVICES (4.94%)
Entertainment (2.50%)
Netflix, Inc.(a)	5,449	$3,325,742
Take-Two Interactive Software, Inc.(a)	20,000	3,081,400
Walt Disney Co.(a)	30,511	5,161,546
		11,568,688
Interactive Media & Services (2.44%)
Alphabet, Inc., Class C(a)	2,012	5,362,604
Facebook, Inc., Class A(a)	17,411	5,909,119
		11,271,723
CONSUMER DISCRETIONARY (12.88%)
Distributors (0.85%)
Pool Corp.	9,000	3,909,690

Diversified Consumer Services (1.45%)
Chegg, Inc.(a)	98,569	6,704,663

Hotels, Restaurants & Leisure (1.61%)
Planet Fitness, Inc., Class A(a)	17,528	1,376,824
Wingstop, Inc.	6,348	1,040,628
Yum! Brands, Inc.	41,205	5,039,784
		7,457,236
Internet & Direct Marketing Retail (2.73%)
Amazon.com, Inc.(a)	2,639	8,669,221
Etsy, Inc.(a)	19,000	3,951,240
		12,620,461
Leisure Products (0.26%)
Latham Group, Inc.(a)	73,679	1,208,336

Multiline Retail (1.10%)
Ollie's Bargain Outlet Holdings, Inc.(a)	84,190	5,074,973

Specialty Retail (4.17%)
Asbury Automotive Group, Inc.(a)	21,500	4,229,910
Burlington Stores, Inc.(a)	11,500	3,261,055
Floor & Decor Holdings, Inc., Class A(a)	35,000	4,227,650
MYT Netherlands Parent BV(a)(b)(c)	123,556	3,323,656
Williams-Sonoma, Inc.	24,000	4,255,920
		19,298,191
Textiles, Apparel & Luxury Goods (0.71%)
Canada Goose Holdings, Inc.(a)	11,108	396,222

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	20,048	$2,911,571
		3,307,793
CONSUMER STAPLES (1.47%)
Food Products (0.75%)
McCormick & Co., Inc.	43,000	3,484,290

Household Products (0.72%)
Church & Dwight Co., Inc.	40,000	3,302,800

ENERGY (0.92%)
Energy Equipment & Services (0.92%)
Core Laboratories NV	154,288	4,281,492

FINANCIALS (8.22%)
Banks (2.41%)
First Republic Bank	18,000	3,471,840
Seacoast Banking Corp. of Florida	4,527	153,058
Signature Bank	27,533	7,496,685
		11,121,583
Capital Markets (3.85%)
Hamilton Lane, Inc., Class A	50,075	4,247,361
MSCI, Inc.	7,556	4,596,617
Raymond James Financial, Inc.	45,000	4,152,600
StepStone Group, Inc., Class A	112,784	4,809,110
		17,805,688
Consumer Finance (1.13%)
American Express Co.	24,848	4,162,786
LendingTree, Inc.(a)	7,570	1,058,513
		5,221,299
Insurance (0.38%)
Goosehead Insurance, Inc., Class A	11,626	1,770,524

Thrifts & Mortgage Finance (0.45%)
Axos Financial, Inc.(a)	40,712	2,098,296

HEALTH CARE (21.06%)
Biotechnology (5.03%)
ACADIA Pharmaceuticals, Inc.(a)	77,056	1,279,900
Horizon Pharma Plc(a)	37,500	4,107,750
Natera, Inc.(a)	75,614	8,426,424

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Biotechnology (continued)
Neurocrine Biosciences, Inc.(a)	37,000	$3,548,670
Puma Biotechnology, Inc.(a)	86,921	609,316
Regeneron Pharmaceuticals, Inc.(a)	7,151	4,327,642
Ultragenyx Pharmaceutical, Inc.(a)	10,784	972,609
		23,272,311
Health Care Equipment & Supplies (7.56%)
Abbott Laboratories	39,239	4,635,303
Cooper Cos., Inc.	10,000	4,133,100
Danaher Corp.	16,902	5,145,645
Eargo, Inc.(a)	37,227	250,538
Glaukos Corp.(a)	23,089	1,112,197
Intuitive Surgical, Inc.(a)	3,006	2,988,415
Nevro Corp.(a)	42,198	4,911,003
ResMed, Inc.	15,000	3,953,250
STERIS PLC	17,500	3,574,900
West Pharmaceutical Services, Inc.	10,000	4,245,400
		34,949,751
Health Care Providers & Services (4.31%)
Apria, Inc.(a)	100,963	3,750,776
PetIQ, Inc.(a)	29,787	743,781
Progyny, Inc.(a)	144,301	8,080,856
UnitedHealth Group, Inc.	18,858	7,368,575
		19,943,988
Health Care Technology (0.57%)
Inspire Medical Systems, Inc.(a)	6,525	1,519,542
Tabula Rasa HealthCare, Inc.(a)	42,654	1,117,961
		2,637,503
Life Sciences Tools & Services (3.51%)
Charles River Laboratories International, Inc.(a)	10,500	4,333,035
Illumina, Inc.(a)	6,505	2,638,493
Mettler-Toledo International, Inc.(a)	2,500	3,443,400
NeoGenomics, Inc.(a)	19,400	935,856
Thermo Fisher Scientific, Inc.	8,545	4,882,015
		16,232,799
Pharmaceuticals (0.08%)
Aerie Pharmaceuticals, Inc.(a)	32,052	365,393

INDUSTRIALS (11.37%)
Aerospace & Defense (0.83%)
Huntington Ingalls Industries, Inc.	17,000	3,282,020

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Aerospace & Defense (continued)
Kratos Defense & Security Solutions, Inc.(a)	25,297	$564,376
		3,846,396
Building Products (0.78%)
Masco Corp.	65,000	3,610,750

Commercial Services & Supplies (4.54%)
Casella Waste Systems, Inc., Class A(a)	92,700	7,039,638
Cintas Corp.	9,000	3,425,940
Copart, Inc.(a)	27,500	3,814,800
Montrose Environmental Group, Inc.(a)	108,801	6,717,374
		20,997,752
Construction & Engineering (0.29%)
Ameresco, Inc., Class A(a)	23,160	1,353,239

Electrical Equipment (0.75%)
Generac Holdings, Inc.(a)	8,500	3,473,695

Machinery (0.76%)
IDEX Corp.	17,000	3,518,150

Professional Services (1.89%)
Booz Allen Hamilton Holding Corp.	50,000	3,967,500
IHS Markit, Ltd.	40,730	4,749,932
		8,717,432
Trading Companies & Distributors (1.53%)
SiteOne Landscape Supply, Inc.(a)	35,504	7,081,983

INFORMATION TECHNOLOGY (30.82%)
Communications Equipment (0.69%)
Ciena Corp.(a)	62,500	3,209,375

Electronic Equipment, Instruments & Components (3.26%)
Keysight Technologies, Inc.(a)	24,500	4,025,105
Novanta, Inc.(a)	16,382	2,531,019
Teledyne Technologies, Inc.(a)	9,000	3,866,220
Zebra Technologies Corp., Class A(a)	9,000	4,638,780
		15,061,124
IT Services (5.69%)
Akamai Technologies, Inc.(a)	32,000	3,346,880
FleetCor Technologies, Inc.(a)	17,849	4,663,408
Globant SA(a)	18,280	5,136,863

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
IT Services (continued)
PayPal Holdings, Inc.(a)	22,993	$5,983,009
Visa, Inc., Class A	32,350	7,205,962
		26,336,122
Semiconductors & Semiconductor Equipment (4.87%)
Brooks Automation, Inc.	41,000	4,196,350
Diodes, Inc.(a)	44,901	4,067,582
Entegris, Inc.	31,000	3,902,900
Impinj, Inc.(a)	36,529	2,086,902
Monolithic Power Systems, Inc.	10,250	4,967,970
Skyworks Solutions, Inc.	20,000	3,295,600
		22,517,304
Software (16.31%)
Altair Engineering, Inc., Class A(a)	1,849	127,470
Autodesk, Inc.(a)	19,316	5,508,344
BTRS Holdings, Inc.(a)	58,642	623,951
Cerence, Inc.(a)	32,779	3,150,390
Ebix, Inc.	11,979	322,594
Everbridge, Inc.(a)	17,385	2,625,830
Intuit, Inc.	10,071	5,433,405
LivePerson, Inc.(a)	22,610	1,332,859
Microsoft Corp.	24,068	6,785,251
Paycom Software, Inc.(a)	10,000	4,957,500
Paylocity Holding Corp.(a)	33,268	9,328,347
Qualys, Inc.(a)	40,000	4,451,600
Rapid7, Inc.(a)	9,232	1,043,401
RingCentral, Inc., Class A(a)	17,958	3,905,865
salesforce.com, Inc.(a)	24,882	6,748,496
SEMrush Holdings, Inc., Class A(a)(c)	23,844	549,843
SPS Commerce, Inc.(a)	61,609	9,938,148
Vertex, Inc., Class A(a)	138,284	2,657,818
Workday, Inc., Class A(a)	23,746	5,933,888
		75,425,000
MATERIALS (2.00%)
Chemicals (0.67%)
Linde PLC	10,584	3,105,134

Containers & Packaging (1.33%)
Ball Corp.	57,648	5,186,591
Ranpak Holdings Corp.(a)	35,821	960,719
		6,147,310

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
REAL ESTATE (3.63%)
Equity Real Estate Investment Trusts (REITs) (1.77%)
Equinix, Inc.	5,526	$4,366,259
Sun Communities, Inc.	20,500	3,794,550
		8,160,809
Real Estate Management & Development (1.86%)
FirstService Corp.	47,732	8,614,671

TOTAL COMMON STOCKS
(COST OF $291,295,607)		450,085,717

SHORT TERM INVESTMENTS (3.06%)
MONEY MARKET FUND (2.74%)
State Street Institutional US Government Money Market Fund, 0.03%(d)
(COST OF $12,684,781)	12,684,781	12,684,781

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(COST OF $1,484,742)	1,484,742	1,484,742

TOTAL SHORT TERM INVESTMENTS
(COST OF $14,169,523)		14,169,523

TOTAL INVESTMENTS (100.37%)
(COST OF $305,465,130)		464,255,240

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.37%)		(1,709,882)

NET ASSETS (100.00%)		$462,545,358

NET ASSET VALUE PER SHARE
(53,987,504 SHARES OUTSTANDING)		$8.57

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $3,857,789.
(d)	Rate reflects seven-day effective yield on September 30, 2021.

See Notes to Schedule of Investments.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Directors (the "Board"). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee, using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2021, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 20% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2021:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$3,857,789	$1,484,742	$2,542,652	$4,027,394

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$450,085,717	$–	$–	$450,085,717
Short Term Investments	14,169,523	–	–	14,169,523
Total	$464,255,240	$–	$–	$464,255,240

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Liberty All-Star® Growth Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Directors and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Maryland Statutes

By resolution of the Board of Directors, the Fund has opted into the Maryland Control Share Acquisition Act and the Maryland Business Combination Act. In general, the Maryland Control Share Acquisition Act provides that “control shares” of a Maryland corporation acquired in a control share acquisition may not be voted except to the extent approved by shareholders at a meeting by a vote of two-thirds of the votes entitled to be cast on the matter (excluding shares owned by the acquirer and by officers or directors who are employees of the corporation). “Control shares” are voting shares of stock which, if aggregated with all other shares of stock owned by the acquirer or in respect of which the acquirer is able to exercise or direct the exercise of voting power (except solely by virtue of a revocable proxy), would entitle the acquirer to exercise voting power in electing directors within certain statutorily defined ranges (one-tenth but less than one-third, one-third but less than a majority, and more than a majority of the voting power). In general, the Maryland Business Combination Act prohibits an interested shareholder (a shareholder that holds 10% or more of the voting power of the outstanding stock of the corporation) of a Maryland corporation from engaging in a business combination (generally defined to include a merger, consolidation, share exchange, sale of a substantial amount of assets, a transfer of the corporation’s securities and similar transactions to or with the interested shareholder or an entity affiliated with the interested shareholder) with the corporation for a period of five years after the most recent date on which the interested shareholder became an interested shareholder. At the time of adoption, March 19, 2009, the Board and the Fund were not aware of any shareholder that held control shares or that was an interested shareholder under the statutes.